Cover Page Cover Page	May 04, 2020
Entity Listings [Line Items]
Document Type	8-K
Document Period End Date	May 04, 2020
Entity Registrant Name	Magellan Midstream Partners, L.P.
Entity Central Index Key	0001126975
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-16335
Entity Tax Identification Number	73-1599053
Entity Address, Address Line One	One Williams Center
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74172
City Area Code	918
Local Phone Number	574-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
NEW YORK STOCK EXCHANGE, INC.
Entity Listings [Line Items]
Title of 12(b) Security	Common Units
Trading Symbol	MMP
Security Exchange Name	NYSE